Restricted Deposits - Summary of Restricted Deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Restricted Deposits [Line Items]
Total Restricted Deposits	₩ 1,724,324	₩ 1,400,071
Cash and cash equivalents
Restricted Deposits [Line Items]
Escrow accounts	3,082	3,280
Deposits for government project and others	27,023	30,812
Collateral provided for borrowings	263,685	211,522
Collateral provided for lawsuits	2	54
Deposits for transmission regional support program	3,498	8,959
Deposits for other business purposes	22,064	4,187
Short-term financial instruments
Restricted Deposits [Line Items]
Collateral provided for borrowings	23,614	85,569
Restriction on withdrawal related to ‘win-win growth program' for small and medium enterprises and others	292,500	83,520
Bid Bond	68,010	0
Non-Current financial assets at fair value through profit or loss
Restricted Deposits [Line Items]
Decommissioning costs of nuclear power plants	257,649	296,496
Long-term financial instruments
Restricted Deposits [Line Items]
Collateral provided for borrowings	18,245	6,500
Decommissioning costs of nuclear power plants	730,004	660,000
Guarantee deposits for banking accounts at overseas branches	1	22
Small and Medium Enterprise Development Fund	4,000	0
Long-term deposit
Restricted Deposits [Line Items]
Court Deposit	4,588	0
Other Non-current assets
Restricted Deposits [Line Items]
Deposits for other business purposes	₩ 6,359	₩ 9,150